Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations (Details) - Parent Company [Member] - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Parent Company Statements of Operations and Comprehensive Income [Line Items]
Revenues		$ 429,827
Cost of revenues		(385,782)
Gross profit		44,045
Operating expenses:
General and administrative		977,419	548,003
Total operating expenses		977,419	548,003
Operating loss		(933,374)	(548,003)
Other income (expense)
Net investment gain		37,514	15,616
Interest income		87,203	98,813
Other expense, net
Total other income, net		124,717	102,821
Share of (loss) income from subsidiaries		(561,408)	(470,927)
Net loss		(1,370,065)	(916,109)
Comprehensive income
Net loss		(1,370,065)	(916,109)
Comprehensive loss		$ (1,370,065)	$ (916,109)
Loss per ordinary share
Loss per ordinary share basic (in Dollars per share)		$ (0.16)	$ (0.11)
Loss per ordinary share diluted (in Dollars per share)		$ (0.16)	$ (0.11)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	8,313,997	8,197,629
Weighted average number of ordinary shares outstanding diluted (in Shares)	[1]	8,313,997	8,197,629

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).